Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 – Summary of Significant Accounting Policies

A.          Basis of Preparation

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

B.          Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

C.          Foreign currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“dollar” or “$”), thus; the dollar is the functional currency of the Company.

The transactions and balances of the Company denominated in U.S. dollars are presented at their original amounts as the U.S. dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Monetary assets and liabilities denominated in a non-U.S. dollar currency are translated using the current exchange rate and nonmonetary assets and liabilities and capital accounts denominated in a non-U.S. dollar currency are translated using historical exchange rates.

Statements of operations accounts denominated in a non-U.S. dollar currency are translated using the exchange rates in effect on the transaction dates, except for depreciation, which is translated using historical exchange rate.

D.          Cash and cash equivalents

Cash equivalents are short-term liquid bank deposits that are readily convertible to cash with original maturities of three months or less at the date acquired.

E.          Short-term bank deposits

Bank deposits with original maturities exceeding three months but less than one year are classified as part of short-term investments. These deposits are recorded at cost, which approximates their market value, including accrued interest. Interest earned on these deposits is recognized as financial income. As of December 31, 2024, the range of interest rates paid on these deposits was between 4.24% and 5.75% (2023: between 4.22% and 6.65%).

F.           Restricted cash

Restricted cash is primarily invested in highly liquid deposits. These deposits were used to secure office lease payments.

G.          Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repair expenses are charged to operation as incurred. Depreciation is calculated based on the straight-line method and  the estimated useful lives of the assets and commences once the assets are ready for their intended use.

Annual rates at depreciation are as follows:

%
Computers	33
Laboratory equipment	10
Furniture and equipment	7
Leasehold improvement - over the shorter of the lease term or the estimated useful life of the improvement

H.          Impairment of long-lived assets

The Company’s property and equipment are reviewed for impairment in accordance with ASC 360, “Property and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs. During the periods ended December 31, 2024, 2023 and 2022, no impairment losses have been recorded.

I.            Research and Development

Research and development costs are charged to operations as incurred. Most of the research and development expenses are for subcontractors and salaries.

J.           Income taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes net deferred tax assets to the extent that the Company believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

If management determines that the Company would be able to realize its deferred tax assets in the future in excess of their net recorded amount, management would make an adjustment to the deferred tax asset valuation allowance, which would reduce the income taxes expense.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized.

K.          Fair value of financial instruments

ASC 820, Fair Value Measurements and Disclosures, relating to fair value measurements, defines fair value and established a framework for measuring fair value. The ASC 820 fair value hierarchy distinguishes between market participant assumptions developed based on market data obtained from sources independent of the reporting entity and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price.

In addition, the fair value of assets and liabilities should include consideration of non-performance risk, which for the liabilities described below includes the Company’s own credit risk.

As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data of similar or identical assets or liabilities.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

The carrying amounts of cash and cash equivalents, short-term deposits, trade payables, other receivables, and prepaid expenses approximate their fair value due to the short-term maturity of such instruments. None of the Company’s non-financial assets or liabilities are recorded at fair value on a non-recurring basis. No transfers between levels have occurred during the periods presented.

L.          Share-based compensation

The Company accounts for share-based compensation as an expense in the financial statements based on ASC 718. All awards are equity classified and therefore such costs are measured at the grant date fair value of the award and graded vesting attribution approach to recognize compensation cost over the vesting period. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

The fair value for the Company’s stock options granted to employees, consultants and directors was estimated using Black-Scholes option-pricing model at the grant date, using the inputs detailed in Note 8(C).

The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

M.          Government-sponsored research and development

Chemomab records grants received from the office of the Israel Innovation Authority (the “IIA”) as a liability, if it is probable that the Chemomab will have to repay the grants received. If it is not probable that the grants will be repaid, Chemomab records the grants as a reduction to research and development expenses.

N.          Severance pay

Pursuant to Section 14 of the Severance Compensation Law, 1963 ("Section 14"), all employees of the Company are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. This plan has been accounted for as a defined contribution plan. Severance costs amounted to approximately $50 thousands, $86 thousands, and $142 thousands for the year ended December 31, 2024, 2023 and 2022, respectively.

O.          Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents.

Cash and cash equivalents and short- term deposits are invested in banks. Management believes that the financial institutions that hold the Company’s investments are financially sound and, accordingly, minimal credit risk exists with respect to these investments.

The Company have no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

P.          Leases

Under Topic 842, the Company determines if an arrangement is a lease at inception. Right-of-use (ROU) assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company's leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company's incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be 9% in 2024 and 2023 and 5% in 2022, The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.

When determining the probability of exercising such options, the Company considers contract-based, asset-based, entity-based, and market-based factors. For lease agreements, the Company has elected the practical expedient to account for the lease and non-lease maintenance components as a single lease component. Therefore, for those leases, the lease payments used to measure the lease liability include all the fixed considerations in the contract. The Company's lease agreements generally do not contain any residual value guarantees or restrictive covenants.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

ROU assets for operating leases are periodically reduced by impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Q.          Segments

The Company has one reportable segment, focused on the research and development of therapeutics for conditions with high unmet medical needs involving inflammation and fibrosis. The Company’s chief operating decision maker ("CODM") is its chief executive officer of the company. The segment is managed on a consolidated basis, and the CODM uses total operating expenses and consolidated net loss to assess performance, forecast future financial results, and allocate resources.

In evaluating the Company's financial performance and making strategic decisions, the CODM regularly reviews operating expenses by function. Furthermore, the CODM is provided only with the consolidated expenses, as presented in the income statement disclosures (see Notes 9 and 10 with respect to salaries, professional services, consultants and subcontractors). This includes a review of budget versus actual expenses and direct program spending, which encompasses clinical costs, consultant fees, manufacturing expenses, and other direct external costs.

R.          Principles of consolidation

The consolidated financial statements include the accounts of the Company and its Subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

S.          Loss per ordinary share

Basic Loss per ordinary share are calculated using only weighted average ordinary shares outstanding. Diluted loss per share, if relevant, gives an effect to dilutive potential ordinary shares outstanding during the year.  Such dilutive shares consist of incremental shares, using the treasury stock method, from the assumed exercise of share options.